Basis of preparation	12 Months Ended
Dec. 31, 2018
Basis Of Presentation [Abstract]
Basis of preparation
Basis of preparation
The consolidated financial statements of Nomad and its subsidiaries (the “Company” or “Nomad”) is listed on the New York Stock Exchange and have been prepared in accordance with International Financial Reporting Standards issued by the International Accounting Standards Board. These consolidated financial statements are also in accordance with International Financial Reporting Standards as adopted by the European Union. References to "Iglo" or "Findus" refer to the groups of companies separately acquired by Nomad in June and November 2015, respectively.
On January 1, 2018, the Company adopted the following relevant amendments to IFRS.

–	IFRS 9 'Financial Instruments'
The Company has adopted IFRS 9 ‘Financial Instruments’ from January 1, 2018, which has resulted in a transition adjustment and changes to accounting policies and disclosures. The Company has elected to apply the modified retrospective approach so that the cumulative impact of retrospectively applying the standard has been recognized as an adjustment to the accumulated deficit reserve on transition. Therefore the full impact on adoption of applying IFRS 9 has been recognized as an adjustment to opening assets, liabilities and the accumulated deficit reserve.
The changes to the classification of financial instruments has not had a significant impact on the current or previous accounting periods. Deposits held in money market funds which were previously recognized at amortized cost, are now measured at fair value through Profit or Loss. No change in carrying amount has arisen as a result of this change. There has been no change to the classification of financial liabilities.
The changes to the measurement of financial instruments has not had a significant impact on the current or previous accounting periods, except for the accounting for the debt repricing in December 2017. IFRS 9 clarifies that on a modification of a financial liability measured at amortized cost, the modified cash flows should be discounted at the original effective interest rate resulting in an immediate gain or loss. Such modification gains or losses are recognized in the Consolidated Statements of Profit or Loss in the period of modification, and the modified cash flows are then amortized using the original effective interest rate. A retrospective change of the accounting treatment may therefore become necessary if in the past the effective interest rate was adjusted, and not the amortized cost amount. The December 2017 modification has led to an immediate gain at the modification date and a reduction in the carrying value of the debt. See Note 21 for further details.
The new impairment model has not had a significant impact on the current or previous accounting periods. The significant financial assets held that are affected by the impairment losses recognized under IFRS 9 are trade receivables, however, the value of the impairment provision at the transition date was in line with IFRS 9 and so has not been adjusted on adoption of this standard.
The Group has elected not to apply IFRS 9 for hedge accounting and continues to apply IAS 39 Financial Instruments: Recognition and Measurement.
Summary of adjustments arising from application of IFRS 9 as of January 1, 2018:

	Opening balance IAS 39	Modification of financial liabilities	Opening balance IFRS 9
	€m	€m	€m
Loans and borrowings - non-current	1,395.1	(21.8)	1,373.3
Deferred tax liabilities	327.7	3.7	331.4
Accumulated deficit reserve	(347.6)	18.1	(329.5)

–	IFRS 15 Revenue from contracts with customers
The Company has adopted IFRS 15 ‘Revenue from contracts with customers’ from January 1, 2018, which outlines a single comprehensive model for entities to use in accounting for revenue arising from contracts with customers and supersedes most current revenue recognition guidance, including industry-specific guidance. The core principle of the standard is for companies to recognize revenue to depict the transfer of goods or services to customers in amounts that reflect the consideration to which the company expects to be entitled in exchange for those goods or services. Management has assessed the effects of applying the new standard on the Company’s financial statements and has identified the need for additional disclosures in our footnotes around discounts and trade marketing expenses in relation to trade terms which are currently included in other balance sheet line items. The Company has quantified that there is no material impact on revenue recognition in the current or previous accounting periods by applying this standard.
Refer to Note 3.22 for more information on new IFRSs not yet adopted.
The Company’s financial statements and notes are presented in the reporting currency of millions of Euros. All financial information has been rounded to the nearest €0.1 million, except where otherwise indicated.
The consolidated financial statements were approved for issuance by the Board of Directors of Nomad Foods Limited on February 26, 2019. The Directors have, at the time of approving the financial statements, a reasonable expectation that Nomad has adequate resources to continue in operational existence for the foreseeable future given the cash funds available and the current forecast cash outflows. Thus, Nomad continues to adopt the going concern basis of accounting in preparing the financial statements.